Scudder Horizon Advantage Variable Annuity

                                   Offered by
                       Glenbrook Life and Annuity Company

                                   through the
                   Glenbrook Life Scudder Variable Account (A)

                       Supplement Dated December 21, 1999
                                     to the
                          Prospectus Dated May 1, 1999


The Customer Service address and telephone number should be deleted and replaced with the new Customer Service center information on the following pages of your Prospectus and on the first page of the Statement of Additional Information:

     Inside the front cover of the prospectus on the right hand side, under "To learn more..."

     Page 5, under the heading "How to Invest"

     Page 9, under the heading "Inquiries" Page 43, under the heading "Customer Inquiries"

Effective immediately, the new Customer Service address and telephone number are as follows:

                  New mailing address:      P.O. Box 80469
                                            Lincoln, NE 68501-0469

                  Overnight address:        206 S. 13th Street, Suite 100
                                            Lincoln, NE 68508

                  Fax number:               (402) 328-6106

                  Telephone number:         (800) 242-4402


                                          * * *

                    This Supplement must be read in conjunction with
                                   the Prospectus for
            the Glenbrook Life Scudder Variable Account (A) dated May 1, 1999